Segmented Information	12 Months Ended
Dec. 31, 2023
Segmented Information
Segmented Information

6. Segmented Information

The company’s operating segments are reported based on the nature of their products and services and management responsibility. The following summary describes the operations in each of the segments:

●	Oil Sands includes the company’s operations in Northern Alberta to explore, develop and produce bitumen, synthetic crude oil and related products, through the recovery and upgrading of bitumen from mining and in situ operations. This segment also includes the company’s joint interests in Syncrude and Fort Hills. In 2023, the company completed two separate acquisitions of additional working interests in the Fort Hills mining and extraction operation, increasing its ownership from 54.11% to 100% (see note 16). The individual operating segments related to mining operations, In Situ, Fort Hills and Syncrude have been aggregated into one reportable segment (Oil Sands) due to the similar nature of their business activities, including the production of bitumen, and the single geographic area and regulatory environment in which they operate.
●	Exploration and Production (E&P) includes offshore activity in East Coast Canada, with interests in the Terra Nova, White Rose, Hibernia and Hebron oilfields, as well as the marketing and risk management of crude oil and natural gas. International onshore assets include the company’s working interests in Libya and Syria. Suncor completed the divestments of its United Kingdom (U.K.) portfolio and Norway assets in 2023 and 2022, respectively (see note 16).
●	Refining and Marketing includes the refining of crude oil products, and the distribution, marketing, transportation and risk management of refined and petrochemical products, and other purchased products through the retail and wholesale networks located in Canada and the United States (U.S.). The segment also includes trading of crude oil, refined products, natural gas and power.

The company also reports activities not directly attributable to an operating segment under Corporate and Eliminations. This segment previously included renewable energy assets, which were sold in the first quarter of 2023 (see note 16). Corporate activities include Suncor’s debt and borrowing costs, expenses not allocated to the company’s businesses, and investments in certain clean technologies.

			Exploration		Refining and		Corporate and
For the years ended December 31	Oil Sands		and Production		Marketing		Eliminations		Total
($ millions)	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022

Revenues and Other Income
Gross revenues	18 569	21 905	2 689	4 331	30 959	36 622	(11)	49	52 206	62 907
Intersegment revenues	7 466	8 526	-	-	109	106	(7 575)	(8 632)	-	-
Less: Royalties	(2 623)	(3 963)	(491)	(608)	-	-	-	-	(3 114)	(4 571)
Operating revenues, net of royalties	23 412	26 468	2 198	3 723	31 068	36 728	(7 586)	(8 583)	49 092	58 336
Other income (loss)	1 469	(53)	10	164	224	(60)	(49)	80	1 654	131
	24 881	26 415	2 208	3 887	31 292	36 668	(7 635)	(8 503)	50 746	58 467
Expenses
Purchases of crude oil and products	1 935	2 050	-	-	23 867	27 261	(7 587)	(8 536)	18 215	20 775
Operating, selling and general	9 329	9 152	475	490	2 558	2 427	1 021	738	13 383	12 807
Transportation and distribution	1 213	1 210	76	101	521	396	(35)	(36)	1 775	1 671
Depreciation, depletion, amortization and impairment	4 902	7 927	483	(105)	934	844	116	120	6 435	8 786
Exploration	60	37	14	19	-	-	-	-	74	56
(Gain) loss on disposal of assets	(39)	(7)	(600)	66	(28)	(11)	(325)	(3)	(992)	45
Financing expenses	670	413	69	95	57	57	471	1 446	1 267	2 011
	18 070	20 782	517	666	27 909	30 974	(6 339)	(6 271)	40 157	46 151
Earnings (Loss) before Income Taxes	6 811	5 633	1 691	3 221	3 383	5 694	(1 296)	(2 232)	10 589	12 316
Income Tax Expense (Recovery)
Current	-	-	-	-	-	-	-	-	1 734	4 229
Deferred	-	-	-	-	-	-	-	-	560	(990)
	-	-	-	-	-	-	-	-	2 294	3 239
Net Earnings	-	-	-	-	-	-	-	-	8 295	9 077
Capital and Exploration Expenditures(1)	4 096	3 540	668	443	1 002	816	62	188	5 828	4 987
(1)	Excludes capital expenditures related to assets previously held for sale of $108 million for the year ended December 31, 2023 (2022 - $133 million).

Disaggregation of Revenue from Contracts with Customers and Intersegment Revenue

The company’s revenues are from the following major commodities and geographical regions:

For the years ended December 31	2023			2022
($ millions)	North America	International	Total	North America	International	Total
Oil Sands
Synthetic crude oil and diesel	18 817	-	18 817	22 539	-	22 539
Bitumen	7 218	-	7 218	7 892	-	7 892
	26 035	-	26 035	30 431	-	30 431
Exploration and Production
Crude oil and natural gas liquids	1 689	994	2 683	2 464	1 834	4 298
Natural gas	-	6	6	-	33	33
	1 689	1 000	2 689	2 464	1 867	4 331
Refining and Marketing
Gasoline	13 106	-	13 106	14 540	-	14 540
Distillate	15 283	-	15 283	18 663	-	18 663
Other	2 679	-	2 679	3 525	-	3 525
	31 068	-	31 068	36 728	-	36 728
Corporate and Eliminations
	(7 586)	-	(7 586)	(8 583)	-	(8 583)
Total Gross Revenue from Contracts with Customers	51 206	1 000	52 206	61 040	1 867	62 907

Geographical Information

Operating Revenues, net of Royalties

($ millions)	2023	2022

Canada	41 948	49 169
United States	6 447	7 544
Other foreign	697	1 623
	49 092	58 336

Non-Current Assets(1)

	December 31	December 31
($ millions)	2023	2022

Canada	71 438	66 346
United States	2 624	2 629
Other foreign	584	1 026
	74 646	70 001
(1)	Excludes deferred income tax assets.